                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06608

Morgan Stanley Latin American Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                  (Zip code)

Ronald E. Robison

1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2005

Date of reporting period: July 31, 2004

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY LATIN AMERICAN GROWTH FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
For the six-month period ended July 31, 2004

TOTAL RETURN FOR THE 6-MONTH PERIOD ENDED JULY 31, 2004

                                         MSCI
                                     EMERGING      LIPPER
                                      MARKETS       LATIN
                                        LATIN    AMERICAN
                                      AMERICA       FUNDS
 CLASS A  CLASS B  CLASS C  CLASS D  INDEX(1)  AVERAGE(2)
 -------  -------  -------  -------  --------  ----------
   2.14%    1.90%    1.87%    2.13%     1.29%       0.15%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

Latin American markets produced mixed results for the six-month period ended July 31, 2004 after having rallied for much of 2003. While favorable monetary policy, improved domestic economies and a recovery of global growth had spurred strong performance throughout the previous period, the Latin American markets entered a much more volatile period in the first and second quarters of 2004.

After many months of relative tranquility, volatility in the Latin American markets spiked in the second quarter with the asset class coming under selling pressure in April and May before stabilizing in June. Despite this volatility, Latin American markets finished the period up 1.3 percent, after gaining 73.5 percent in 2003 and another 7.1 percent in the first three months of 2004. The recent difficulties in Latin America were primarily due to exogenous factors, namely fears of future US interest rate hikes, instability in Iraq and slower global growth. Concerns about China's economic slowdown also put significant pressure on commodity prices leading to a sell-off in gold and copper producing countries such as Peru and Chile.

The Brazilian market was especially weak over the period following its significant rally in 2003, returning -0.96 percent for the six months. Although in the preceding period political uncertainty surrounding the objectives of President Lula's government had subsided and allowed for the market's strong performance, concerns over Brazil's political environment returned in the six-month review period as the prospects for reform weakened and apprehension over monetary policy both there and in the U.S. hurt equities. After having cut interest rates for 11 consecutive months, the Brazilian government stopped making cuts in May, sending an unsettling message to local and foreign investors. The Brazilian market was particularly hurt by a rise in risk aversion and the fall-off in commodity prices during the period, though prices of commodities began to improve in June. Brazil saw a considerable improvement in performance in July, returning 8.4 percent for the last month of the period.

Mexico was one of the best-performing Latin American countries for the period, making a recovery after lagging the previous year. Concerns over the country's potential for economic recovery abated as the economic data that was released was generally stronger than expected. Colombia also saw relatively strong performance as valuations remained attractive and the country saw an improvement in its political and economic environment. Chile and Peru suffered from the drop in commodity prices, but appeared after the final month joining other Latin American countries in a rebound as these prices improved.

PERFORMANCE ANALYSIS

Morgan Stanley Latin American Growth Fund outperformed the MSCI Emerging Markets Latin America Index and the Lipper Latin American Funds Average during the 6-month period ended July 31, 2004. Strong performance was driven by a number of country allocation decisions and by stock selection within several countries, primarily within Mexico and Brazil. An increasing emphasis on domestic demand plays proved particularly beneficial in Mexico and Brazil. In Mexico a pick-up in the domestic economy drove the positive performance of many securities, while in Brazil a bottom-up process of stock selection based on earning potential and visibility led to a focus on consumer names that greatly helped the Fund's performance. An overweighted position in Mexico relative to the MSCI Emerging Markets Latin America Index also proved beneficial as the country was one of the best performing for the six months.

An underweighted position in Argentina relative to the MSCI Emerging Markets Latin America Index also helped the Fund, as the market sold off given concerns over the country's economic and political environment. Stock selection in Argentina was also positive for the Fund, as we moderated our positions in domestic names and increased the Fund's emphasis on export-oriented companies in the country.

Stock selection in Chile and Peru served as a drag on performance, with the Fund particularly suffering from the underperformance of Buenaventura, a large mining company in Peru that was hurt by the worsening outlook for commodity prices that occurred in April.

   TOP 10 HOLDINGS

   America Movil S.A. de C.V. - Series L (ADR)         12.8%
   Petroleo Brasileiro S.A.                            12.2
   Companhia Vale do Rio Doce                           7.3
   Wal Mart de Mexico S.A. de C.V. - Series V           7.2
   Grupo Televisa S.A. - CPO (ADR)                      6.7
   Banco Itau Holding Fin S.A.                          4.7
   Telesp Celular Part S.A.                             4.2
   Banco Bradesco S.A.                                  3.8
   Telefonos de Mexico S.A. de C.V. - Series L (ADR)    3.7
   Enersis S.A. (ADR)                                   2.5

   TOP 5 COUNTRIES

   Brazil                                              49.3%
   Mexico                                              39.6
   Chile                                                4.2
   Venezuela                                            1.9
   Luxembourg                                           1.3

DATA AS OF JULY 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR THE TOP 10 HOLDINGS AND THE TOP 5 COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80% OF ITS ASSETS IN COMMON STOCKS AND OTHER EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS) OF LATIN AMERICAN COMPANIES. IN DETERMINING WHICH SECURITIES TO BUY, HOLD OR SELL FOR THE FUND, THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., SELECTS SECURITIES BASED ON ITS VIEW OF THEIR POTENTIAL FOR CAPITAL APPRECIATION; CURRENT DIVIDEND INCOME WILL NOT BE A FACTOR. THE INVESTMENT MANAGER USES A "TOP-DOWN" COUNTRY ALLOCATION APPROACH TOGETHER WITH "BOTTOM-UP" STOCK SELECTION. THE APPROACH BEGINS WITH AN EVALUATION OF THE COUNTRY IN WHICH THE PROPOSED INVESTMENT IS TO BE MADE. FOLLOWING THE COUNTRY LEVEL REVIEW, THE INVESTMENT MANAGER CONDUCTS A FUNDAMENTAL ANALYSIS OF SPECIFIC SECURITIES, INDUSTRIES AND COMPANIES.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS, AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS

(AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT 1-800-SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 847-2424.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES; AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JULY 31 IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEBSITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED JULY 31, 2004

                              CLASS A SHARES*      CLASS B SHARES**     CLASS C SHARES+      CLASS D SHARES++
                              (SINCE 07/28/97)     (SINCE 12/30/92)     (SINCE 07/28/97)     (SINCE 07/28/97)
  SYMBOL                                LATAX                LATBX                LATCX                LATDX
  1 YEAR                                33.32%(3)            32.54%(3)            32.47%(3)            33.51%(3)
                                        26.32(4)             27.54(4)             31.47(4)                --
  5 YEARS                                6.17(3)              5.37(3)              5.39(3)              6.36(3)
                                         5.03(4)              5.05(4)              5.39(4)                --
  10 YEARS                                 --                 0.16(3)                --                   --
                                           --                 0.16(4)                --                   --
  SINCE INCEPTION                       (2.20)(3)             2.17(3)             (2.91)(3)            (2.02)(3)
                                        (2.95)(4)             2.17(4)             (2.91)(4)               --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CDSC FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS LATIN AMERICA INDEX (MSCI EM LA INDEX) IS A MARKET CAPITALIZATION WEIGHTED INDEX THAT INCLUDES SELECT SECURITIES FROM ARGENTINA, BRAZIL, CHILE, COLOMBIA, MEXICO, PERU, AND VENEZUELA. FOR THE PERIOD FROM THE FUND'S INCEPTION THROUGH DECEMBER 31, 2000, THE INDEX'S RETURNS INCLUDE THOSE OF THE MSCI EM LA'S "GROSS" INDEX WHICH ASSUMES DIVIDENDS GROSS OF WITHHOLDING TAXES BUT NET OF DOMESTIC TAX CREDITS. FOR THE PERIOD FROM JANUARY 1, 2001 AND BEYOND, THE INDEX'S RETURNS REFLECT THOSE OF THE "NET" INDEX WHICH REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER LATIN AMERICAN FUNDS AVERAGE TRACKS THE PERFORMANCE OF ALL FUNDS IN THE LIPPER LATIN AMERICAN FUNDS CLASSIFICATION. THE AVERAGE, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/04 - 07/31/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                            BEGINNING            ENDING             EXPENSES PAID
                                                          ACCOUNT VALUE       ACCOUNT VALUE        DURING PERIOD *
                                                          -------------       -------------        ---------------
                                                                                                     02/01/04 -
                                                            02/01/04            07/31/04              07/31/04
                                                          -------------       -------------        ---------------
CLASS A
Actual                                                     $  1,000.00         $  1,021.36            $  11.96
Hypothetical (5% return before expenses)                   $  1,000.00         $  1,013.03            $  11.96

CLASS B
Actual                                                     $  1,000.00         $  1,019.00            $  14.06
Hypothetical (5% return before expenses)                   $  1,000.00         $  1,010.94            $  14.00

CLASS C
Actual                                                     $  1,000.00         $  1,018.73            $  14.46
Hypothetical (5% return before expenses)                   $  1,000.00         $  1,010.54            $  14.40

CLASS D
Actual                                                     $  1,000.00         $  1,021.31            $  11.31
Hypothetical (5% return before expenses)                   $  1,000.00         $  1,013.67            $  11.27

----------
    * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 2.38%, 2.80%, 2.88% AND 2.25% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY LATIN AMERICAN GROWTH FUND
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED)

    NUMBER OF
     SHARES                                                           VALUE
--------------------------------------------------------------------------------
                 COMMON AND PREFERRED STOCKS (97.9%)

                 BRAZIL (49.3%)
                 AEROSPACE & DEFENSE
        15,000   Empresa Brasileira de
                  Aeronautica S.A.
                  (ADR) (Pref.)*                                  $      429,000
         3,000   Empresa Brasileira de
                  Aeronautica S.A. (Pref.)                                21,525
                                                                  --------------
                                                                         450,525
                                                                  --------------
                 AIRLINES
         8,800   Gol - Linhas Aereas
                  Inteligentes S.A. (Pref.)*                             149,600
                                                                  --------------
                 ELECTRIC UTILITIES
        32,506   Companhia Energetica de
                  Minas Gerais (ADR) (Pref.)*                            596,810
    36,823,000   Companhia Energetica de
                  Minas Gerais (Pref.)                                   675,109
    21,203,000   Companhia Paranaense de
                  Energia - Copel (Pref.)                                 76,867
                                                                  --------------
                                                                       1,348,786
                                                                  --------------
                 FOOD RETAIL
        22,500   Companhia Brasileira de
                  Distribuicao Grupo Pao
                  de Acucar (ADR) (Pref.)                                426,150
                                                                  --------------
                 HOUSEHOLD/PERSONAL CARE
        18,200   Natura Cosmeticos S.A.                                  311,624
                                                                  --------------
                 INTEGRATED OIL
        61,611   Petroleo Brasileiro S.A. (ADR)                        1,742,359
       107,261   Petroleo Brasileiro
                  S.A. (ADR) (Pref.)                                   2,751,245
         5,107   Petroleo Brasileiro
                  S.A. (Pref.)                                           131,333
                                                                  --------------
                                                                       4,624,937
                                                                  --------------
                 MAJOR TELECOMMUNICATIONS
   121,403,000   Tele Celular Sul Participacoes
                  S.A. (Pref.)                                           155,901
                                                                  --------------
                 OTHER METALS/MINERALS
         1,448   Companhia Vale do Rio Doce
                  (Class A) (Pref.)                               $       63,794
        61,602   Companhia Vale do Rio Doce
                  S.A. (Class A) (ADR) (Pref.)                         2,716,648
                                                                  --------------
                                                                       2,780,442
                                                                  --------------
                 PULP & PAPER
         4,200   Aracruz Celulose S.A.
                  (Class B) (ADR) (Pref.)                                145,320
        17,362   Votorantim Celulose e Papel
                  S.A. (ADR) (Pref.)                                     620,865
     2,104,000   Votorantim Celulose e Papel
                  S.A. (Pref.)                                           150,328
                                                                  --------------
                                                                         916,513
                                                                  --------------
                 RAILROADS
        17,000   All America Latina Logistica*                           288,558
                                                                  --------------
                 REGIONAL BANKS
        21,963   Banco Bradesco S.A.                                   1,012,275
         9,031   Banco Bradesco S.A. (Pref.)                             417,204
        26,135   Banco Itau Holding Financeira
                  S.A. (ADR) (Pref.)*                                  1,208,482
     6,392,797   Banco Itau Holding Financeira
                  S.A. (Pref.)                                           593,581
        27,950   Unibanco-Uniao de
                  Bancos Brasileiros
                  S.A. (GDR) (Units)++                                   606,795
                                                                  --------------
                                                                       3,838,337
                                                                  --------------
                 SPECIALTY TELECOMMUNICATIONS
    80,852,300   Embratel Participacoes
                  S.A. (Pref.)                                           211,116
                                                                  --------------
                 STEEL
        11,352   Companhia Siderurgica
                  Nacional S.A.                                          164,430
         5,100   Companhia Siderurgica
                  Nacional S.A. (ADR)                                     73,950
        42,382   Gerdau S.A. (ADR) (Pref.)                               602,672
         4,728   Gerdau S.A. (Pref.)                                      67,238

                        SEE NOTES TO FINANCIAL STATEMENTS

    NUMBER OF
     SHARES                                                           VALUE
--------------------------------------------------------------------------------
        50,026   Usinas Siderurgicas de
                  Minas Gerais S.A.
                  (Class A) (Pref.)                               $      710,774
                                                                  --------------
                                                                       1,619,064
                                                                  --------------
                 WIRELESS TELECOMMUNICATIONS
        62,659   Telesp Celular Participacoes
                  S.A. (ADR) (Pref.)*                                    413,549
   434,355,202   Telesp Celular Participacoes
                  S.A. (Pref.)*                                        1,162,762
                                                                  --------------
                                                                       1,576,311
                                                                  --------------
                 TOTAL BRAZIL                                         18,697,864
                                                                  --------------
                 CHILE (4.2%)
                 ELECTRIC UTILITIES
       158,800   Enersis S.A. (ADR)*                                     944,860
                                                                  --------------
                 REGIONAL BANKS
        24,375   Banco Santander Chile
                  S.A. (ADR)                                             648,375
                                                                  --------------
                 TOTAL CHILE                                           1,593,235
                                                                  --------------
                 COLOMBIA (0.7%)
                 BANKING
        43,200   Bancolombia S.A.
                  (ADR) (Pref.)                                          287,280
                                                                  --------------
                 LUXEMBOURG (1.3%)
                 OILFIELD SERVICES/EQUIPMENT
        13,385   Tenaris S.A. (ADR)                                      475,970
                                                                  --------------
                 MEXICO (39.6%)
                 BEVERAGES: NON-ALCOHOLIC
        30,500   Coca-Cola Femsa S.A. de C.V.
                  (Series L) (ADR) (Mexico)*                             625,250
        16,000   Fomento Economico Mexicano,
                  S.A. de C.V. (ADR) (Units)++*                          703,040
                                                                  --------------
                                                                       1,328,290
                                                                  --------------
                 BROADCASTING
        54,100   Grupo Televisa S.A. - CPO
                  (ADR)                                                2,542,700
                                                                  --------------
                 CONSTRUCTION MATERIALS
        22,914   Cemex S.A. de C.V. - CPO                         $      129,474
        32,240   Cemex S.A. de C.V. - CPO
                  (ADR)                                                  908,523
                                                                  --------------
                                                                       1,037,997
                                                                  --------------
                 DISCOUNT STORES
       891,982   Wal-Mart de Mexico S.A. de
                  C.V. (Series V)                                      2,719,316
                                                                  --------------
                 ENGINEERING & CONSTRUCTION
       264,300   Empresas ICA Sociedad
                  Controladora S.A. de C.V.*                              77,565
                                                                  --------------
                 INDUSTRIAL CONGLOMERATES
        51,300   Alfa, S.A. (Class A)                                    169,876
                                                                  --------------
                 MAJOR TELECOMMUNICATIONS
        71,200   Carso Global Telecom
                  (Series A1)*                                           101,358
        44,891   Telefonos de Mexico S.A. de
                  C.V. (Series L) (ADR)                                1,386,234
                                                                  --------------
                                                                       1,487,592
                                                                  --------------
                 OTHER METALS/MINERALS
        63,800   Grupo Mexico S.A. de C.V.
                  (Series B)*                                            213,785
                                                                  --------------
                 OTHER TRANSPORTATION
        14,800   Grupo Aeroportuario del
                  Sureste S.A. de
                  C.V. (Series B) (ADR)                                  315,240
                                                                  --------------
                 REAL ESTATE DEVELOPMENT
       150,400   Corporacion GEO, S.A. de
                  C.V. (Series B)*                                       205,540
                                                                  --------------
                 REGIONAL BANKS
        22,700   Grupo Financiero Banorte S.A.
                  de C.V. (O shares)                                      83,502
                                                                  --------------
                 WIRELESS TELECOMMUNICATIONS
       135,653   America Movil S.A.
                  de C.V. (Series L) (ADR)                             4,846,882
                                                                  --------------
                 TOTAL MEXICO                                         15,028,285
                                                                  --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

    NUMBER OF
     SHARES                                                           VALUE
--------------------------------------------------------------------------------
                 PERU (0.9%)
                 PRECIOUS METALS
        15,400   Compania de Minas
                  Buenaventura S.A. (ADR)                         $      331,562
                                                                  --------------
                 VENEZUELA (1.9%)
                 MAJOR TELECOMMUNICATIONS
        37,000   Compania Anonima Nacional
                  Telefonos de Venezuela
                  (Class D) (ADR)                                        738,890
                                                                  --------------
                 TOTAL COMMON AND PREFERRED
                 STOCKS
                 (COST $33,667,103)                                   37,153,086
                                                                  --------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
--------------
                 SHORT-TERM INVESTMENT (0.1%)
                 REPURCHASE AGREEMENT
$           43   Joint repurchase agreement
                  account 1.35% due 08/02/04
                  (dated 07/30/04;
                  proceeds $43,005) (a)
                  (COST $43,000)                                          43,000
                                                                  --------------
TOTAL INVESTMENTS
 (COST $33,710,103)(b)                                     98.0%      37,196,086
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                                2.0          762,411
                                                          -----   --------------
NET ASSETS                                                100.0%  $   37,958,497
                                                          =====   ==============

----------
     ADR  AMERICAN DEPOSITORY RECEIPT.
     GDR  GLOBAL DEPOSITORY RECEIPT.
      *   NON-INCOME PRODUCING SECURITY.
     ++ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCKS WITH ATTACHED WARRANTS.
     (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $4,739,328 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,253,345, RESULTING IN NET UNREALIZED APPRECIATION OF $3,485,983.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JULY 31, 2004:

                                            UNREALIZED
  CONTRACTS      IN EXCHANGE   DELIVERY   APPRECIATION/
  TO DELIVER         FOR         DATE     (DEPRECIATION)
--------------------------------------------------------
$       56,922   MXN 650,484   08/03/04      $  63
$       13,874   BRL  41,970   08/02/04        (55)
BRL     40,416   $    13,360   08/04/04         52
MXN    760,725   $    66,681   08/02/04         38
                                             -----
      Net unrealized appreciation            $  98
                                             =====

CURRENCY ABBREVIATIONS:

BRL    Brazilian Real.
MXN    Mexican Peso.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LATIN AMERICAN GROWTH FUND
SUMMARY OF INVESTMENTS - JULY 31, 2004 (UNAUDITED)

                                                                      PERCENT OF
INDUSTRY*                                                  VALUE      NET ASSETS
--------------------------------------------------------------------------------
Wireless Telecommunications                            $   6,423,193     16.9%
Integrated Oil                                             4,624,937     12.2
Regional Banks                                             4,570,214     12.0
Other Metals/Minerals                                      2,994,227      7.9
Discount Stores                                            2,719,316      7.2
Broadcasting                                               2,542,700      6.7
Major Telecommunications                                   2,382,383      6.3
Electric Utilities                                         2,293,646      6.0
Steel                                                      1,619,064      4.3
Beverages: Non-Alcoholic                                   1,328,290      3.5
Construction Materials                                     1,037,998      2.7
Pulp & Paper                                                 916,513      2.4
Oilfield Services/Equipment                                  475,970      1.3
Aerospace & Defense                                          450,525      1.2
Food Retail                                                  426,150      1.1
Precious Metals                                              331,562      0.9
Other Transportation                                         315,240      0.8
Household/Personal Care                                      311,623      0.8
Railroads                                                    288,558      0.8
Banking                                                      287,280      0.8
Specialty Telecommunications                                 211,116      0.6
Real Estate Development                                      205,540      0.5
Industrial Conglomerates                                     169,876      0.4
Airlines                                                     149,600      0.4
Engineering & Construction                                    77,565      0.2
Repurchase Agreement                                          43,000      0.1
                                                       -------------     ----
                                                       $  37,196,086     98.0%
                                                       =============     ====

----------
* DOES NOT INCLUDE OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS USED TO HEDGE FOREIGN CURRENCY EXPOSURE ON UNSETTLED PORTFOLIO TRANSACTIONS.

                                                                      PERCENT OF
TYPE OF INVESTMENT                                         VALUE      NET ASSETS
--------------------------------------------------------------------------------
Common Stocks                                          $  22,367,933     58.9%
Preferred Stocks                                          14,785,153     39.0
Short-Term Investment                                         43,000      0.1
                                                       -------------     ----
                                                       $  37,196,086     98.0%
                                                       =============     ====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LATIN AMERICAN GROWTH FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2004 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $33,710,103)            $   37,196,086
Cash (including $21,351 in foreign currency)                              22,252
Receivable for:
  Investments sold                                                     1,029,788
  Dividends                                                              122,277
Prepaid expenses and other assets                                         49,265
                                                                  --------------
    TOTAL ASSETS                                                      38,419,668
                                                                  --------------
LIABILITIES:
Payable for:
  Investments purchased                                                  293,386
  Shares of beneficial interest redeemed                                  76,349
  Investment management fee                                               40,815
Accrued expenses and other payables                                       50,621
                                                                  --------------
    TOTAL LIABILITIES                                                    461,171
                                                                  --------------
    NET ASSETS                                                    $   37,958,497
                                                                  ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                   $   58,657,138
Net unrealized appreciation                                            3,485,913
Accumulated undistributed net investment income                          200,709
Accumulated net realized loss                                        (24,385,263)
                                                                  --------------
    NET ASSETS                                                    $   37,958,497
                                                                  ==============
CLASS A SHARES:
Net Assets                                                        $      525,653
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                 41,471
    NET ASSET VALUE PER SHARE                                     $        12.68
                                                                  ==============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)               $        13.38
                                                                  ==============
CLASS B SHARES:
Net Assets                                                        $   35,953,415
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)              2,935,664
    Net Asset Value Per Share                                     $        12.25
                                                                  ==============
CLASS C SHARES:
Net Assets                                                        $      459,686
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                 37,496
    Net Asset Value Per Share                                     $        12.26
                                                                  ==============
CLASS D SHARES:
Net Assets                                                        $    1,019,743
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                 79,832
    Net Asset Value Per Share                                     $        12.77
                                                                  ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JULY 31, 2004 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $45,904 foreign withholding tax)                $      884,566
Interest                                                                   1,975
                                                                  --------------
    TOTAL INCOME                                                         886,541
                                                                  --------------
EXPENSES
Investment management fee                                                282,148
Distribution fee (Class A shares)                                            397
Distribution fee (Class B shares)                                        114,883
Distribution fee (Class C shares)                                          2,047
Transfer agent fees and expenses                                          74,873
Registration fees                                                         61,962
Shareholder reports and notices                                           31,921
Professional fees                                                         27,728
Custodian fees                                                            24,081
Trustees' fees and expenses                                                  187
Other                                                                      4,051
                                                                  --------------
    TOTAL EXPENSES                                                       624,278
                                                                  --------------
    NET INVESTMENT INCOME                                                262,263
                                                                  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN/LOSS ON:
Investments                                                            4,970,304
Foreign exchange transactions                                             (8,093)
                                                                  --------------
    NET REALIZED GAIN                                                  4,962,211
                                                                  --------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                           (4,827,229)
Translation of forward foreign currency contracts, other assets
  and liabilities denominated in foreign currencies                          378
                                                                  --------------
    NET DEPRECIATION                                                  (4,826,851)
                                                                  --------------
    NET GAIN                                                             135,360
                                                                  --------------
Net Increase                                                      $      397,623
                                                                  ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE SIX       FOR THE YEAR
                                                                         MONTHS ENDED           ENDED
                                                                         JULY 31, 2004    JANUARY 31, 2004
                                                                         -------------    ----------------
                                                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                    $    262,263       $    219,102
Net realized gain                                                           4,962,211          3,347,325
Net change in unrealized appreciation/depreciation                         (4,826,851)        17,427,430
                                                                         ------------       ------------

    NET INCREASE                                                              397,623         20,993,857
                                                                         ------------       ------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                 (6,436)                --
Class B shares                                                               (145,586)                --
Class C shares                                                                 (1,757)                --
Class D shares                                                                (29,515)                --
                                                                         ------------       ------------

    TOTAL DIVIDENDS                                                          (183,294)                --
                                                                         ------------       ------------

Net decrease from transactions in shares of beneficial interest           (13,696,627)        (4,085,596)
                                                                         ------------       ------------

    NET INCREASE (DECREASE)                                               (13,482,298)        16,908,261

NET ASSETS:
Beginning of period                                                        51,440,795         34,532,534
                                                                         ------------       ------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF $200,709
AND $121,740, RESPECTIVELY)                                              $ 37,958,497       $ 51,440,795
                                                                         ============       ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2004 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Latin American Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on February 25, 1992 and commenced operations on December 30, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.25% to the portion of daily net assets not exceeding $500 million and 1.20% to the portion of the daily net assets exceeding $500 million.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $22,260,645 at July 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended July 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.13% and 0.63%, respectively.

The Distributor has informed the Fund that for the six months ended July 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $135, $8,634 and $198, respectively and received $2,290 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 2004 aggregated $13,439,566 and $27,401,867, respectively.

For the six months ended July 31, 2004, the Fund incurred brokerage commissions of $561 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for the portfolio transactions executed on behalf of the Fund.

At July 31, 2004, Morgan Stanley Fund of Funds -- International Portfolio, an affiliate of the Investment Manager and Distributor, held 56,975 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $6,900.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                       FOR THE SIX                    FOR THE YEAR
                                                       MONTHS ENDED                      ENDED
                                                       JULY 31, 2004                JANUARY 31, 2004
                                                 --------------------------    ---------------------------
                                                        (UNAUDITED)
                                                   SHARES         AMOUNT         SHARES          AMOUNT
                                                 ----------   -------------    ----------     ------------
CLASS A SHARES
Sold                                                  5,285   $      69,970        42,684     $    498,529
Reinvestment of dividends                               450           5,487            --               --
Redeemed                                            (15,757)       (196,532)      (31,240)        (332,161)
                                                 ----------   -------------    ----------     ------------
Net increase (decrease) -- Class A                  (10,022)       (121,075)       11,444          166,368
                                                 ----------   -------------    ----------     ------------
CLASS B SHARES
Sold                                                 89,736       1,145,753       319,093        3,276,124
Reinvestment of dividends                            11,175         131,642            --               --
Redeemed                                           (995,923)    (11,764,106)   (1,105,881)     (10,166,806)
                                                 ----------   -------------    ----------     ------------
Net decrease -- Class B                            (895,012)    (10,486,711)     (786,788)      (6,890,682)
                                                 ----------   -------------    ----------     ------------
CLASS C SHARES
Sold                                                  4,560          58,401        55,618          581,610
Reinvestment of dividends                               141           1,665            --               --
Redeemed                                            (49,877)       (604,633)      (14,923)        (141,884)
                                                 ----------   -------------    ----------     ------------
Net increase (decrease) -- Class C                  (45,176)       (544,567)       40,695          439,726
                                                 ----------   -------------    ----------     ------------
CLASS D SHARES
Sold                                                 16,266         219,804       272,717        2,822,902
Reinvestment of dividends                               458           5,627            --               --
Redeemed                                           (219,837)     (2,769,705)      (63,982)        (623,910)
                                                 ----------   -------------    ----------     ------------
Net increase (decrease) -- Class D                 (203,113)     (2,544,274)      208,735        2,198,992
                                                 ----------   -------------    ----------     ------------
Net decrease in Fund                             (1,153,323)  $ (13,696,627)     (525,914)    $ (4,085,596)
                                                 ==========   =============    ==========     ============

6. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of January 31, 2004, the Fund had a net capital loss carryforward of $29,249,788 of which $19,838,661 will expire on January 31, 2005, $3,057,904 will expire on January 31, 2007, $2,899,656
will expire on January 31, 2008 and $3,453,567 will expire on January 31, 2011 to offset future capital gains to the extent provided by regulations.

As of January 31, 2004, the Fund had temporary book/tax differences attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and foreign tax credit pass-through.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At July 31, 2004, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

At July 31, 2004, investment in securities of issuers in Mexico and Brazil represented 39.6% and 49.3% of net assets, respectively. These investments, as well as other non-U.S. investments which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors.

The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

9. FUND LIQUIDATION
On April 22, 2004, the Board of Trustees of the Fund recommended the liquidation of the Fund. The liquidation is subject to the approval of the Fund's shareholders at a meeting scheduled to be held on or about September 28, 2004. If approved, the liquidation will occur as soon as is reasonable and practicable.

Effective April 30, 2004, the Fund ceased offering its shares and ceased accruing its distribution fee.

MORGAN STANLEY LATIN AMERICAN GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                   FOR THE SIX                    FOR THE YEAR ENDED JANUARY 31,
                                                  MONTHS ENDED        -------------------------------------------------------
                                                  JULY 31, 2004         2004       2003        2002        2001        2000
                                                  -------------       --------   --------    --------    --------    --------
                                                   (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value,
 beginning of period                                  $   12.57       $   7.47   $  10.02    $  11.90    $  12.26    $   7.33
                                                      ---------       --------   --------    --------    --------    --------
Income (loss) from investment operations:
  Net investment income (loss)++                           0.10           0.11       0.08        0.14        0.00       (0.01)
  Net realized and unrealized
   gain (loss)                                             0.16           4.99      (2.51)      (2.02)      (0.36)       4.94
                                                      ---------       --------   --------    --------    --------    --------
Total income (loss) from
 investment operations                                     0.26           5.10      (2.43)      (1.88)      (0.36)       4.93
                                                      ---------       --------   --------    --------    --------    --------
Less dividends from net
 investment income                                        (0.15)             -      (0.12)          -           -           -
                                                      ---------       --------   --------    --------    --------    --------
Net asset value, end of period                        $   12.68       $  12.57   $   7.47    $  10.02    $  11.90    $  12.26
                                                      =========       ========   ========    ========    ========    ========
TOTAL RETURN+                                              2.14%(1)      68.27%    (24.40)%    (15.80)%     (2.62)%     66.71%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   2.38%(2)       2.43%      2.52%       2.20%       1.96%       2.28%
Net investment income                                      1.55%(2)       1.25%      0.91%       1.15%       0.05%       0.16%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                                            $     526       $    647   $    299    $    547    $    936    $    751
Portfolio turnover rate                                      30%(1)         78%        57%         73%         44%         59%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                   FOR THE SIX                    FOR THE YEAR ENDED JANUARY 31,
                                                  MONTHS ENDED        --------------------------------------------------------
                                                  JULY 31, 2004         2004       2003        2002        2001        2000
                                                  -------------       --------   --------    --------    --------    ---------
                                                   (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value,
 beginning of period                                  $   12.06       $   7.23   $   9.66    $  11.55    $  11.99    $    7.24
                                                      ---------       --------   --------    --------    --------    ---------
Income (loss) from investment operations:
  Net investment income
   (loss)++                                                0.07           0.05       0.01        0.04       (0.09)       (0.06)
  Net realized and
   unrealized gain (loss)                                  0.17           4.78      (2.41)      (1.93)      (0.35)        4.81
                                                      ---------       --------   --------    --------    --------    ---------
Total income (loss) from
 investment operations                                     0.24           4.83      (2.40)      (1.89)      (0.44)        4.75
                                                      ---------       --------   --------    --------    --------    ---------
Less dividends from net
 investment income                                        (0.05)             -      (0.03)          -           -            -
                                                      ---------       --------   --------    --------    --------    ---------
Net asset value, end of period                        $   12.25       $  12.06   $   7.23    $   9.66    $  11.55    $   11.99
                                                      =========       ========   ========    ========    ========    =========
TOTAL RETURN+                                              1.90%(1)      66.94%    (24.90)%    (16.36)%     (3.43)%      65.19%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   2.80%(2)       3.20%      3.27%       2.96%       2.77%        3.06%
Net investment income (loss)                               1.13%(2)       0.48%      0.16%       0.39%      (0.76)%      (0.62)%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                                            $  35,953       $ 46,209   $ 33,372    $ 60,159    $ 99,431    $ 136,699
Portfolio turnover rate                                      30%(1)         78%        57%         73%         44%          59%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                   FOR THE SIX                    FOR THE YEAR ENDED JANUARY 31,
                                                  MONTHS ENDED        -------------------------------------------------------
                                                  JULY 31, 2004         2004       2003        2002        2001        2000
                                                  -------------       --------   --------    --------    --------    --------
                                                   (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value,
 beginning of period                                  $   12.07       $   7.23   $   9.69    $  11.57    $  12.02    $   7.24
                                                      ---------       --------   --------    --------    --------    --------
Income (loss) from investment operations:
  Net investment income
   (loss)++                                                0.06           0.04       0.01        0.04       (0.09)      (0.06)
  Net realized and
   unrealized gain (loss)                                  0.17           4.80      (2.42)      (1.92)      (0.36)       4.84
                                                      ---------       --------   --------    --------    --------    --------
Total income (loss) from
 investment operations                                     0.23           4.84      (2.41)      (1.88)      (0.45)       4.78
                                                      ---------       --------   --------    --------    --------    --------
Less dividends from net
 investment income                                        (0.04)             -      (0.05)          -           -           -
                                                      ---------       --------   --------    --------    --------    --------
Net asset value, end of period                        $   12.26       $  12.07   $   7.23    $   9.69    $  11.57    $  12.02
                                                      =========       ========   ========    ========    ========    ========
TOTAL RETURN+                                              1.87%(1)      67.08%    (24.88)%    (16.34)%     (3.42)%     65.47%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   2.88%(2)       3.20%      3.24%       2.88%       2.77%       2.95%
Net investment income (loss)                               1.05%(2)       0.48%      0.19%       0.47%      (0.76)%     (0.51)%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                                            $     460       $    998   $    304    $    504    $    887    $    776
Portfolio turnover rate                                      30%(1)         78%        57%         73%         44%         59%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                   FOR THE SIX                    FOR THE YEAR ENDED JANUARY 31,
                                                  MONTHS ENDED        -------------------------------------------------------
                                                  JULY 31, 2004         2004       2003        2002        2001        2000
                                                  -------------       --------   --------    --------    --------    --------
                                                   (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value,
 beginning of period                                  $   12.68       $   7.52   $  10.11    $  11.97    $  12.30    $   7.35
                                                      ---------       --------   --------    --------    --------    --------
Income (loss) from investment operations:
  Net investment income
   (loss)++                                                0.11           0.13       0.15        0.14        0.00       (0.02)
  Net realized and
   unrealized gain (loss)                                  0.15           5.03      (2.59)      (2.00)      (0.33)       4.97
                                                      ---------       --------   --------    --------    --------    --------
Total income (loss) from
 investment operations                                     0.26           5.16      (2.44)      (1.86)      (0.33)       4.95
                                                      ---------       --------   --------    --------    --------    --------
Less dividends from net
 investment income                                        (0.17)             -      (0.15)          -           -           -
                                                      ---------       --------   --------    --------    --------    --------
Net asset value, end of period                        $   12.77       $  12.68   $   7.52    $  10.11    $  11.97    $  12.30
                                                      =========       ========   ========    ========    ========    ========
TOTAL RETURN+                                              2.13%(1)      68.62%    (24.24)%    (15.54)%     (2.37)%     66.80%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   2.25%(2)       2.20%      2.27%       1.96%       1.77%       2.06%
Net investment income                                      1.68%(2)       1.48%      1.16%       1.39%       0.24%       0.38%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                                            $   1,020       $  3,587   $    558    $  5,455    $  9,262    $    588
Portfolio turnover rate                                      30%(1)         78%        57%         73%         44%         59%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

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

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

37939RPT-RA04-00535P-Y07/04

                                                                       [GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                  LATIN AMERICAN
                                                                     GROWTH FUND


                                                               SEMIANNUAL REPORT
                                                                   JULY 31, 2004


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Latin American Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004